Other Income (Expenses) from Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information About Other Income (Expenses) from Investments

Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Dividends from Other investments	1	7	3
Net gains on disposals of Other investments	—	—	11
Loss and impairment losses on Other investments	(19)	—	(4)

Total	(18)	7	10
of which, included in the supplementary disclosure on financial instruments	1	7	14